CONSOLIDATED STATEMENT OF CASH FLOWS - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash flows from operating activities
Cash generated from operations	$ 1,523	$ 1,225	$ 1,059
Interest - paid excluding cumulative PIK interest paid	(573)	(412)	(360)
Cumulative PIK interest paid		(205)
Income tax paid	(103)	(93)	(66)
Net cash from operating activities	847	515	633
Cash flows from investing activities
Purchase of business net of cash acquired		(3,036)
Purchase of property, plant and equipment	(476)	(343)	(339)
Purchase of software and other intangibles	(22)	(12)	(9)
Proceeds from disposal of property, plant and equipment	6	4	9
Net cash used in investing activities	(492)	(3,387)	(339)
Cash flows from financing activities
Proceeds from borrowings	3,730	6,169
Repayment of borrowings	(4,385)	(2,604)	(221)
Return of capital to parent company			(16)
Net proceeds from share issuance by subsidiary	326
Dividends paid to parent company	(4)	(303)
Dividends paid by subsidiary to non-controlling interest	(8)
Early redemption premium costs paid	(91)	(121)	(9)
Deferred debt issue costs paid	(43)	(82)	(2)
Proceeds from the termination of derivative financial instruments	46		90
Net cash (outflow)/inflow from financing activities	(429)	3,059	(158)
Net (decrease)/increase in cash and cash equivalents	(74)	187	136
Cash and cash equivalents at the beginning of the year	818	603	526
Exchange gains/(losses) on cash and cash equivalents	79	28	(59)
Cash and cash equivalents at the end of the year	$ 823	$ 818	$ 603